Risk and Capital Management - Summary of Collateral Held for Loan and Lease Operations Portfolio (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	R$ 452,496	R$ 394,023
Fair value of collateral	1,247,022	957,004
Carrying value of the assets	43,232	48,709
Fair value of collateral	31,992	37,682
Micro, small and medium companies and corporates
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	170,334	151,129
Fair value of collateral	634,871	444,696
Carrying value of the assets	32,436	31,582
Fair value of collateral	26,933	27,011
Foreign loans - Latin America [member] | Foreign [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	168,968	161,987
Fair value of collateral	330,020	309,489
Carrying value of the assets	9,782	15,381
Fair value of collateral	4,152	9,050
Individuals [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	113,194	80,907
Fair value of collateral	282,131	202,819
Carrying value of the assets	1,014	1,746
Fair value of collateral	907	1,621
Individuals [member] | Vehicles [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	26,941	21,595
Fair value of collateral	68,275	44,673
Carrying value of the assets	368	999
Fair value of collateral	318	918
Individuals [member] | Personal loan [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	2,436	1,960
Fair value of collateral	8,338	6,759
Carrying value of the assets	639	737
Fair value of collateral	583	698
Individuals [member] | Mortgages [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	83,817	57,352
Fair value of collateral	205,518	151,387
Carrying value of the assets	7	10
Fair value of collateral	R$ 6	R$ 5